CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Cash flows from operating activities
Net loss	$ (1,686,916)	$ (2,699,153)	$ (6,854,547)	$ (5,353,425)	$ (4,637,313)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation	3,988	3,837	15,920	13,925	11,504
Stock based compensation expense	385,734	1,536,973	2,838,025	648,201	646,263
Change in fair value of derivative liability					(1,714,395)
Loan conversion inducement expense					565,406
Accretion of debt discount	663,918	345,147	823,724	1,311,445	2,335,954
Changes in operating assets and liabilities:
Increase in deferred research and development costs	(52,226)	(1,134)	(42,771)	258,098	(243,167)
Decrease (increase) in prepaid expenses and other current assets	19,070	(31,782)	(42,121)	(946)	5,400
Increase in accounts payable and accrued expenses	15,030	80,111	(136,568)	45,441	87,305
Increase in interest payable	128,239	94,016	477,566	310,732	308,983
Net cash flows from operating activities	(523,163)	(671,985)	(2,920,772)	(2,766,529)	(2,634,060)
Cash flows used in investing activity
Purchase of equipment	(11,855)		(2,581)	(45,547)	(2,300)
Net cash flows used in investing activity	(11,855)		(2,581)	(45,547)	(2,300)
Cash flows from financing activities
Proceeds from the issuance of equity securities	19,800,000	2,803,176	2,949,326	991,860	4,367,100
Repayment of promissory note				(18,146)
Proceeds from promissory notes					550,010
Net cash flows from financing activities	19,800,000	2,803,176	2,949,326	973,714	4,917,110
Change in cash	19,264,982	2,131,191	25,973	(1,838,362)	2,280,750
Cash at beginning of period	696,826	670,853	670,853	2,509,215	228,465
Cash at end of period	19,961,808	2,802,044	696,826	670,853	2,509,215
Supplemental disclosure of cash flow information:
Interest paid in cash				1,453
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Discount on convertible promissory note due to to warrants issued and/or modified		1,074,265	1,074,265		3,008,812
Common stock issued for conversion of notes and interest payable	5,200,000				548,700
Debt discount recorded for beneficial conversion feature					165,640
Common stock issued for conversion of note payable	$ 5,200,000				548,700
Derivative liability from the sale of equity securities					$ 1,714,395